Income Taxes (Details) - Schedule of items accounting for the difference between income taxes at the effective statutory rate and the provision for income taxes - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Oct. 31, 2021
Schedule Of Items Accounting For The Difference Between Income Taxes At The Effective Statutory Rate And The Provision For Income Taxes Abstract
Income tax benefit at U.S. statutory rate of 21%	$ (260,749)	$ (2,688,478)
Income tax benefit – state	(108,025)	(999,858)
Non-deductible expenses	223,929	2,837,058
Change in tax rate – state from 8.7% to 7.8%		36,281
Change in valuation allowance	144,845	814,997
Total provision for income tax